Equity Method Investment (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments (Textual)
Equity method investment, ownership percentage			20.00%
Loss on equity method investment		$ (99,038)	$ (125,890)	$ (63,736)
Carrying value of losses in equity method investment			(214,365)	(88,475)
Accounts receivable				134,000
Due from related party			21,986	391,840
U.S. Small Business Administration (SBA) note [Member]
Equity Method Investments (Textual)
Related party note outstanding			$ 1,300,000	$ 1,300,000
Co-borrower arrangement, Term				10 years
Note repayment terms, description				The note is a ten year term note with interest fixed at 5.50% for the first five years, then adjusted to the SBA LIBOR Base Rate, plus 2.35% for the remaining five years. The note then requires interest only payments for the first 12 months.
Fixed interest rate				5.50%
LIBOR base rate				2.35%
Monthly principal and interest				$ 15,288